Average Annual Total Returns	8 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.90%	25.02%	14.53%	13.10%
COMSTOCK CAPITAL VALUE FUND Class AAA
Prospectus [Line Items]
Average Annual Return, Percent	5.23%	4.44%	1.47%	(6.39%)
COMSTOCK CAPITAL VALUE FUND CLASS A
Prospectus [Line Items]
Average Annual Return, Percent	(1.05%)	(1.80%)	0.18%	(6.99%)
COMSTOCK CAPITAL VALUE FUND CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.48%)	(0.09%)	(7.11%)
COMSTOCK CAPITAL VALUE FUND CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.93%)	0.05%	(4.90%)
COMSTOCK CAPITAL VALUE FUND CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	3.05%	1.26%	(6.81%)
COMSTOCK CAPITAL VALUE FUND CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	5.05%	4.29%	1.52%	(6.21%)